TYPE                    13F-HR
PERIOD                  12/31/2004
FILER
	CIK             0001103887
	CCC             ika5s$fg
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer W. Nam
	PHONE           212-297-2958

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st,2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, January 31st, 2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: LINES 28

Form 13F Information Table Value Total: AMOUNT $70,705 (thousands)

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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                    Column 2        Column 3      Column 4     Column 5           Column 6 Column 7      Column 8
						          Value        SHRS OR  SH/  PUT/ Invstmt  Other  Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP         (x$1000)     PRN AMT  PRN  CALL Dscretn  Mgrs    Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------

AO TATNEFT                   SPON ADR REG S  03737P306       2,493      86,000SH            86,000       86,000
BELLSOUTH CORP               COM             079860102       1,667      60,000SH            60,000       60,000
CAMECO CORP                  COM             13321L108       2,590      24,700SH            24,700       24,700
CHARTER COMMUNICATIONS - A   CL A            16117M107         672     300,000SH           300,000      300,000
CISCO SYS INC                COM             17275R102       1,932     100,000SH           100,000      100,000
DIRECTTV GROUP, INC          COM             25459L106         502      30,000SH            30,000       30,000
DOBSON COMMUNICATIONS CORP   CL A            256069105          86      50,000SH            50,000       50,000
ECHOSTAR COMMUNICATIONS NEW  CL A            278762109       1,496      45,000SH            45,000       45,000
FOX ENTMT GROUP INC          CL A            35138T107       1,910      61,100SH            61,100       61,100
HEALTH CARE SELECT SECTOR    SBI HEALTHCARE  81369Y209       1,057      35,000SH            35,000       35,000
INDUSTRIAL SELECT SECT TL/S  SBI INT-INDS    81369Y704         621      20,000SH            20,000       20,000
JP MORGAN CHASE & CO         COM             46625H100       6,437     165,000SH           165,000      165,000
LUCENT  TECHNOLOGIES INC     COM             549463107         752     200,000SH           200,000      200,000
MEDIACOM COMMUNICATIONS CORP CL A            58446K105       1,519     243,100SH           243,100      243,100
MMC NORILSK NICKEL ADR       COM             46626D108       4,883      90,000SH            90,000       90,000
MORGAN STANLEY               COM NEW         617446448       9,216     166,000SH           166,000      166,000
MOTOROLA INC                 COM             620076109      11,180     650,000SH           650,000      650,000
NEXTEL COMMUNICATIONS INC    CL A            65332V103       3,001     100,000SH           100,000      100,000
NORTEL NETWORKS CORP NEW     COM             656568102       1,044     300,000SH           300,000      300,000
SBC COMMUNICATIONS           COM             78387G103       1,289      50,000SH            50,000       50,000
SECTOR SPDR TRUST            SBI CONS DISCR  81369Y407         882      25,000SH            25,000       25,000
SEMICONDUCTOR HLDRS TR       DEP RCPT        816636203       5,006     150,000SH           150,000      150,000
SPRINT CORP - FON GROUP      COM FON         852061100       2,485     100,000SH           100,000      100,000
TELEWEST GLOBAL              COM             87956T107         703      40,000SH            40,000       40,000
TRITON PCS HLDGS INC         CL A            89677M106         212      62,000SH            62,000       62,000
VIACOM INC                   CL B            925524308       3,639     100,000SH           100,000      100,000
VERIZON COMM INC             COM             92343V104       2,836      70,000SH            70,000       70,000
XLB (SPDR-BASIC INDUSTRIES)  SBI MATERIALS   81369Y100         595      20,000SH            20,000       20,000


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